Victory Portfolios III

15935 La Cantera Parkway

San Antonio, Texas 78256

September 4, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios III

File Nos. 33-65572; 811-7852

Ladies and Gentlemen:

On behalf of Victory Portfolios III (the “Registrant”) with respect to each of the series portfolios of the Registrant with fiscal year-end April 30, 2026 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectus for Victory Aggressive Growth Fund, Victory Income Stock Fund, Victory Income Fund, Victory Short-Term Bond Fund, Victory Money Market Fund, Victory Core Plus Intermediate Bond Fund, Victory High Income Fund, Victory Capital Growth Fund, Victory Value Fund, Victory Extended Market Index Fund, Victory 500 Index Fund, Victory Nasdaq-100 Index Fund, Victory Global Managed Volatility Fund, Victory Ultra Short-Term Bond Fund, Victory Target Retirement Income Fund, Victory Target Retirement 2030 Fund, Victory Target Retirement 2040 Fund, Victory Target Retirement 2050 Fund and Victory Target Retirement 2060 Fund, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 206 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on August 27, 2026, accession number 0001193125-26- 370606.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Portfolios III

By: /s/ Thomas Reyes Thomas Reyes Assistant Secretary

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